Stock options - Additional Information (Details) $ / shares in Units, CAD in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 25, 2014 shares	Jun. 24, 2010 shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $					$ 575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $					3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $					$ 280
Stock or Unit Option Plan Expense | $			$ 97	$ 0
Description of Difference between Reported Amount and Reporting Currency Denominated Amount					exchange rate of $CAD/$USD 0.7881	exchange rate of $CAD/$USD 0.7881
US Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms					the Company modified the terms of certain options granted to executives and directors by extending the expiration date by 1 year.	the Company modified the terms of certain options granted to executives and directors by extending the expiration date by 1 year.
Canadian Dollar Denominated Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms					Company modified the terms of certain options granted to executives and directors by extending the expiration date by a weighted average amount of 1.45 years.	Company modified the terms of certain options granted to executives and directors by extending the expiration date by a weighted average amount of 1.45 years.
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	133
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares	66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	67
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $					$ 615		$ 97
General and Administrative Expense [Member] | Executives and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense					$ 4	CAD 347
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan | shares		6,666
Percentage Of Total Number Of Share Issued and Outstanding		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 2.42		$ 1.37
Plan Maximum Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan | shares		3,410